UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)1

[1]

On April 12, 2021, The BlackRock Strategic Municipal Trust, BlackRock MuniYield Investment Quality Fund and BlackRock Municipal Income Investment Trust (the “Non-Surviving Funds”), were reorganized into BlackRock Municipal Income Trust II (the “Surviving Fund”). The voting record of each Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21126
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock Municipal Income Trust II

===================== BlackRock Municipal Income Trust II ======================

On April 12, 2021, The BlackRock Strategic Municipal Trust (Investment Company
Act file no. 811-09401, CIK no. 0001089094), BlackRock MuniYield Investment
Quality Fund (Investment Company Act file no. 811-07156, CIK no. 0000891188)
and BlackRock Municipal Income Investment Trust (Investment Company Act file no.
 811-10333, CIK no. 0001137392) (the "Non-Surviving Funds"), were reorganized into BlackRock Municipal Income Trust II (Investment Company Act file no.
811-21126, CIK no. 0001176194). The voting record of each Non-Surviving Fund prior to April 12, 2021 is shown under the heading entitled "The BlackRock
Strategic Municipal Trust," "BlackRock MuniYield Investment Quality Fund" or
"BlackRock Municipal Income Investment Trust," below, as applicable.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= BlackRock Municipal Income Investment Trust ==================

On April 12, 2021, BlackRock Municipal Income Investment Trust (Investment
Company Act file no. 811-10333, CIK no. 0001137392) (the "Non-Surviving Fund")
was reorganized into BlackRock Municipal Income Trust II (Investment Company
Act file no. 811-21126, CIK no. 0001176194). The voting record of the
Non-Surviving Fund prior to April 12, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= BlackRock MuniYield Investment Quality Fund ==================

On April 12, 2021, BlackRock MuniYield Investment Quality Fund (Investment
Company Act file no. 811-07156, CIK no. 0000891188) (the "Non-Surviving Fund")
was reorganized into BlackRock Municipal Income Trust II (Investment Company
Act file no. 811-21126, CIK no. 0001176194). The voting record of the
Non-Surviving Fund prior to April 12, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock Strategic Municipal Trust ======================

On April 12, 2021, BlackRock Strategic Municipal Trust (Investment Company Act
file no. 811-09401, CIK no. 0001089094) (the "Non-Surviving Fund") was
reorganized into BlackRock Municipal Income Trust II (Investment Company Act
file no. 811-21126, CIK no. 0001176194). The voting record of the Non-Surviving
Fund prior to April 12, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Municipal Income Trust II

Date:	August 27, 2021